Cover	Feb. 25, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 27, 2023
Entity Registrant Name	ForgeRock, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40787
Entity Tax Identification Number	33-1223363
Entity Address, Address Line One	201 Mission St.
Entity Address, Address Line Two	Suite 2900
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	599-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value per share
Trading Symbol	FORG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001543916